REINSURANCE FUNDS WITHHELD (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Reinsurance funds withheld	$ 5,603	$ 4,819
Embedded derivatives	151	(19)
Reinsurance funds withheld payable	(144)	(150)
Net reinsurance funds withheld	$ 5,610	$ 4,650